Performance Shares Outstanding (Detail)	12 Months Ended		12 Months Ended
	Dec. 31, 2010 Year Entity LegalMatter Investment	Dec. 31, 2010 KRW	Dec. 31, 2010 Performance Awards, Granted on 2010/04/01 KRW Year	Dec. 31, 2010 Performance Awards, Granted on 2010/06/01 KRW Year	Dec. 31, 2010 Performance Awards, Granted on 2010/06/28 KRW Year	Dec. 31, 2010 Performance Awards, Granted on 2010/07/21 KRW Year	Dec. 31, 2010 Performance Awards, Granted on 2010/08/25 KRW Year	Dec. 31, 2010 Performance Awards, Granted on 2010/08/30 KRW Year	Dec. 31, 2010 Performance Awards, Granted on 2010/11/04 KRW Year	Dec. 31, 2010 Performance Awards, Granted on 2010/12/30 KRW Year	Dec. 31, 2010 Performance Awards, Granted on 2010/12/31 KRW Year
Schedule of Share based Compensation Arrangements by Share based Payment Award, Performance Options [Line Items]
Grant Date			Apr. 01, 2010	Jun. 01, 2010	Jun. 28, 2010	Jul. 21, 2010	Aug. 25, 2010	Aug. 30, 2010	Nov. 04, 2010	Dec. 30, 2010	Dec. 31, 2010
Number of PSs	935,900		812,400	18,800	6,200	3,800	9,100	12,400	3,800	48,900	20,500
Weighted-Average Remaining Contractual Life	3.32		3.25	3.42	3.49	3.55	3.65	3.66	3.84	4.00	4.00
Weighted-Average Exercise Price